Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

September 9, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WisdomTree Trust (File No. 333-239992)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Registrant”), we are hereby filing Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-14 (“Pre-Effective Amendment No. 1”). The purpose of Pre-Effective Amendment No. 1 is to (i) reflect comments received from the SEC staff regarding the Registrant’s registration statement on Form N-14, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-20-196617 on July 22, 2020; (ii) make other non-material changes to the Combined Proxy Statement and Prospectus and Statement of Additional Information relating to the proposed reorganization of the WisdomTree Continuous Commodity Index Fund with and into the WisdomTree Enhanced Commodity Strategy Fund, a separate series of the Registrant; and (iii) file certain exhibits.

Please note that, in connection with the filing of Pre-Effective Amendment No. 1, the Registrant and its principal underwriter will be filing, pursuant to Rule 461 under the Securities Act, a request for the acceleration of the effective date of the registration statement to as soon as practicable on September 10, 2020.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001